Document and Entity Information	9 Months Ended
Sep. 30, 2020
Document and Entity Information [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	Q3
Entity Registrant Name	Ambow Education Holding Ltd.
Entity Central Index Key	0001494558
Current Fiscal Year End Date	--12-31